FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	February 17, 2006	WRITER'S DIRECT LINE 414.297.5553 pjones@foley.com Email
VIA EDGAR AND FACSIMILE		CLIENT/MATTER NUMBER 038584-0117

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Whiting Petroleum Corporation – Registration Statement on Form S-4 (Registration No. 333-129942)

Ladies and Gentlemen:

        On behalf of Whiting Petroleum Corporation, a Delaware corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), the Company’s acceleration request relating to the above-referenced Registration Statement pursuant to Rule 461 under the Securities Act.

        As indicated in the acceleration request, it is respectfully requested that the above-referenced Registration Statement be declared effective at 11:00 a.m., Eastern Time, on February 23, 2006, or as soon as is practicable thereafter.

        Please contact the undersigned at (414) 297-5553, Benjamin F. Garmer, III at (414) 297-5675 or John K. Wilson at (414) 297-5642 if you have any questions or comments regarding the foregoing matter and to advise that the above-referenced Registration Statement has been declared effective.

Very truly yours, /s/Paul J. Jones Paul J. Jones

Enclosure

cc:	Whiting Petroleum Corporation Working Group

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO	SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA TOKYO WASHINGTON, D.C. WEST PALM BEACH